Share repurchase program (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended				9 Months Ended
	Sep. 30, 2019 shares	Jan. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥)
Repurchase of shares cost | ¥						¥ 131,010
ADS
Authorized amount | $					$ 1,000,000
Repurchase period (in months)				12 months	12 months
Shares repurchased during the year (in ADS shares) | shares	2,332,048	935,848	935,848	1,396,200	1,396,200
Repurchase of shares cost		¥ 131,010	$ 19,101	¥ 205,886	$ 29,999
Weighted average repurchase price (in dollars per ADS) | $ / shares			$ 20.41		$ 21.48